Financial assets and liabilities - Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 56	$ 66
FAIR VALUE	56	67
Debt securities and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	23,734	23,729
FAIR VALUE	$ 22,072	$ 26,354